UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21256

Rock Canyon Funds

(Exact name of registrant as specified in charter)

2989 W Maple Loop Suite #210

Lehi, UT 84043

(Address of principal executive offices)

 (Zip code)

Jonathan Ferrell

Rock Canyon Advisory Group, Inc.

2989 W Maple Loop Suite #210

Lehi, UT 84043

(Name and address of agent for service)

Copies to:

Donald S. Mendelsohn

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

Registrant's telephone number, including area code: (801) 753-0045

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Top Flight Fund

ALCON, INC.

Ticker Symbol:ACL	Cusip Number:H01301102
Record Date: 5/4/2007	Meeting Date: 5/9/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	1	For	Issuer	For	With
2	2	For	Issuer	For	With
3	3	For	Issuer	For	With
4	4	For	Issuer	For	With
5	5	For	Issuer	For	With
6A	6A	For	Issuer	For	With
6B	6B	For	Issuer	For	With
6C	6C	For	Issuer	For	With
6D	6D	For	Issuer	For	With
7	7	For	Issuer	For	With

AMERICAN INTERNATIONAL GROUP, INC.

Ticker Symbol:AIG	Cusip Number:02684107
Record Date: 5/4/2007	Meeting Date: 5/16/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	1	Against	Issuer	For	Against
2	2	For	Issuer	For	With
3	3	For	Issuer	For	With
4	4	Against	Stockholder	Against	With

ANCHOR BANCORP WISCONSIN INC.

Ticker Symbol:ABCW	Cusip Number:032839102
Record Date: 7/13/2006	Meeting Date: 7/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees 01-H. Cremer Berkenstadt, 02-Donald D. Kropidlowski, 03-Mark D. Timmerman	For	Stockholder	For	With
2	Proposal to ratify the appointment of McGladrey and Pullen LLP as the company's independent registered public accounting firm for the fiscal year ending March 31, 2007	For	Issuer	For	With

APPLE INC

Ticker Symbol:AAPL	Cusip Number:037833100
Record Date: 3/20/2007	Meeting Date: 5/10/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	2	For	Issuer	For	With
3	3	For	Issuer	For	With
4	4	For	Issuer	For	With
5	5	For	Issuer	For	With
6	6	Against	Stockholder	Against	With
7	7	For	Stockholder	Against	Against
8	8	Against	Stockholder	Against	With
9	9	Against	Stockholder	Against	With
10	10	Against	Stockholder	Against	With
11	11	Against	Stockholder	Against	With

BLCOKBUSTER, INC.

Ticker Symbol:BBI	Cusip Number:093679108
Record Date: 5/4/2007	Meeting Date: 5/9/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	1	For	Issuer	For	With
2	2	For	Issuer	For	With
3	3	For	Issuer	For	With
4	4	For	Issuer	Against	Against
5	5	Against	Issuer	Against	With

BLOCKBUSTER INC.

Ticker Symbol:BBL	Cusip Number:093679108
Record Date: 5/4/2007	Meeting Date: 5/9/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	1	For	Issuer	For	With
2	2	For	Issuer	For	With
3	3	For	Issuer	For	With
4	4	For	Issuer	Against	Against
5	5	For	Issuer	Against	Against

CONTINENTAL AIRLINES

Ticker Symbol:CAL	Cusip Number:210795308
Record Date: 4/16/2007	Meeting Date: 6/12/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	For	Issuer	For	With
2	AUDITORS	For	Issuer	For	With
3	POLITICAL ACTIVITIES	Against	Issuer	Against	With
4	PERFORMANCE-BASED EQUITY COMPENSATION	Against	Issuer	Against	With

CORNELL COMPANIES

Ticker Symbol:CRN	Cusip Number:219141108
Record Date: 4/20/2007	Meeting Date: 6/14/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	For	Issuer	For	With
2	ACCOUNTANTS	For	Issuer	For	With

CRAWFORD & COMPANY

Ticker Symbol:CRD.B	Cusip Number:224633107
Record Date: 5/4/2007	Meeting Date: 5/3/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	1	For	Issuer	For	With
2	2	For	Issuer	For	With
3	3	For	Issuer	For	With
4	4	For	Issuer	For	With
5	5	Against	Stockholder	Against	With

FRESENIUS MEDICAL CARE

Ticker Symbol:FMS	Cusip Number:358029106
Record Date: 5/4/2007	Meeting Date: 5/15/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	1	For	Issuer	For	With
2	2	For	Issuer	For	With
3	3	For	Issuer	For	With
4	4	For	Issuer	For	With
5	5	For	Issuer	For	With
6	6	For	Issuer	For	With
7	7	For	Issuer	For	With

GARMIN LTD

Ticker Symbol:GRMN	Cusip Number:G37260109
Record Date: 4/16/2007	Meeting Date: 6/8/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With

HALOZYME THERAPEUTICS, INC.

Ticker Symbol:HTI	Cusip Number:40637H109
Record Date: 5/4/2007	Meeting Date: 5/15/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	1	For	Issuer	For	With
2	2	For	Issuer	For	With

HANSEN MEDICAL INC.

Ticker Symbol:HNSN	Cusip Number:411310710
Record Date: 5/4/2007	Meeting Date: 5/24/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	1	For	Issuer	For	With
2	2	For	Issuer	For	With

KINDRED HEALTHCARE, INC.

Ticker Symbol:KND	Cusip Number:494580103
Record Date: 5/4/2007	Meeting Date: 5/31/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	1	For	Issuer	For	With
3	3	For	Issuer	For	With
2	2	For	Issuer	For	With

LEAR CORP

Ticker Symbol:LEA	Cusip Number:521865105
Record Date: 5/14/2007	Meeting Date: 6/27/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	MERGER	For	Issuer	For	With
2	ADJOURNMENT IF NECESSARY	For	Issuer	For	With
3	DIRECTORS	For	Issuer	For	With
4	AMENDMENT CERT OF INC	For	Issuer	For	With
5	ACCOUNTING FIRM	For	Issuer	For	With
6	MAJORITY VOTE	Against	Stockholder	Against	With
7	HUMAN RIGHTS	Against	Issuer	Against	With

LINEAR TECHNOLOGY

Ticker Symbol:LLTC	Cusip Number:535678SMH
Record Date: 10/11/2006	Meeting Date: 11/1/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees 01-Robert H. Swanson, Jr. 02-David S. Lee, 03-Lothar Maier, 04-Richard M. Moley, 05-Thomas S. Volpe	For	Stockholder	For	With

MYLAN LABORATORIES

Ticker Symbol:MYL	Cusip Number:628530107
Record Date: 7/13/2006	Meeting Date: 7/28/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: A vote for election of the following niminees 01- Milan Puskar, 02-Robert J. Coury, 03-Wendy Cameron, 04-Neil Dimick, CPA, 05-Douglas J. Leech, CPA, 06-Joseph C. Maroon, MD, 07-Rodney L. Piatt, CPA, 08-C.B. Todd 09-RL Vanderveen, PHD, RPH	For	Stockholder	For	With
2	Approve an amendment to the 2003 Long-Term incentive plan pertaining to performance-based compensation	For	Stockholder	For	With
3	Ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm	For	Stockholder	For	With

NUCOR CORP.

Ticker Symbol:NUE	Cusip Number:670346105
Record Date: 5/4/2007	Meeting Date: 5/10/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	1	Against	Issuer	For	Against
2	2	For	Issuer	For	With
3	3	Against	Stockholder	Against	With

ROCKWOOD HOLDINGS, INC.

Ticker Symbol:ROC	Cusip Number:774415103
Record Date: 5/4/2007	Meeting Date: 5/16/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	1	For	Issuer	For	With
2	2	For	Issuer	For	With
3	3	For	Issuer	For	With

SEPACOR INC.

Ticker Symbol:SEPR	Cusip Number:817315104
Record Date: 5/4/2007	Meeting Date: 5/15/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	1	For	Issuer	For	With
2	2	Against	Issuer	For	Against
3	3	For	Issuer	For	With

TEMUR-PEDIC

Ticker Symbol:TPX	Cusip Number:88023U101
Record Date: 5/4/2007	Meeting Date: 5/7/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	1	For	Issuer	For	With
2	2	For	Issuer	For	With

UNITED PARCEL SERVICE

Ticker Symbol:UPS	Cusip Number:911312106
Record Date: 5/4/2007	Meeting Date: 5/10/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	1	For	Issuer	For	With
2	2	For	Issuer	For	With

UNIVERSAL STAINLESS & ALLOY PRODS.,

Ticker Symbol:USAP	Cusip Number:913837100
Record Date: 5/4/2007	Meeting Date: 5/15/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	1	For	Issuer	For	With
2	2	Against	Issuer	For	Against
3	3	For	Issuer	For	With

WELLCARE HEALTH PLANS

Ticker Symbol:WCG	Cusip Number:94946T106
Record Date: 4/17/2007	Meeting Date: 6/12/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	For	Issuer	For	With
2	AUDITOR	For	Issuer	For	With

ZUMIEZ INC

Ticker Symbol:ZUMZ	Cusip Number:989817101
Record Date: 4/13/2007	Meeting Date: 5/30/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rock Canyon Funds

By /s/Jonathan Ferrell

* Jonathan Ferrell

Chief Executive Officer

By /s/Jonathan Ferrell

* Jonathan Ferrell

Chief Financial Officer

Date: August 17, 2007

*Print the name and title of each signing officer under his or her signature.